Minimum Rental Under Non-cancelable Operating Leases (Detail) (Noncancelable Lease Obligations, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Noncancelable Lease Obligations
Operating Leased Assets [Line Items]
Minimum rentals under operating leases - 2014	$ 9,375
Minimum rentals under operating leases - 2015	6,864
Minimum rentals under operating leases - 2016	5,234
Minimum rentals under operating leases - 2017	3,315
Minimum rentals under operating leases - 2018	196
Minimum rentals under operating leases - 2019 and thereafter	34
Minimum rentals under operating leases	$ 25,018